                                                      OMB APPROVAL
                                      OMB Number:                     3235-0006
                                      Expires:                December 31, 2009
                                      Estimated average
                                        burden hours per
                                        response:                          22.6

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: September 30, 2008
                                               -----------------------

Check Here if Amendment /X/; Amendment Number: 1
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        /X/ adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         The Blackstone Group L.P.
                 -------------------------------
   Address:      345 Park Avenue
                 -------------------------------
                 New York, NY 10154
                 -------------------------------

Form 13F File Number: 28-13114
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Robert L. Friedman
         -------------------------------
Title:   Authorized Person
         -------------------------------
Phone:   (212) 583-5000
         -------------------------------

Signature, Place, and Date of Signing:

       /s/ Robert L. Friedman           New York, NY      November 21, 2008
   -------------------------------    -----------------   -----------------
           [Signature]                  [City, State]          [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 3
                                        --------------------

Form 13F Information Table Value Total: $1,275,068
                                        --------------------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

Explanatory Notes:

The Blackstone Group L.P. is managed and operated by its general partner, Blackstone Group Management L.L.C., which is in turn wholly-owned by Blackstone's senior managing directors and controlled by its two founders, Mr. Stephen A. Schwarzman and Mr. Peter G. Peterson.

                      FORM 13F INFORMATION TABLE
                      THE BLACKSTONE GROUP L.P.
                 FOR QUARTER ENDED SEPTEMBER 30, 2008


      COLUMN 1             COLUMN 2     COLUMN 3 COLUMN 4         COLUMN 5          COLUMN 6  COLUMN 7           COLUMN 8
----------------------- -------------- --------- -------- ----------------------- ---------- --------- --------------------------
                                                  VALUE    SHRS OR   SH/   PUT/   INVESTMENT  OTHER          VOTING AUTHORITY
   NAME OF ISSUER       TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT   PRN   CALL   DISCRETION MANAGERS     SOLE     SHARED   NONE
----------------------- -------------- --------- -------- ---------- ----- ------ ---------- --------- ---------- -------- ------
ALLIED WASTE INDS INC   COM PAR$.01    019589308 $532,245 47,906,868  SH             SOLE              47,906,868
                         NEW
CENTENNIAL COMMUNCTNS
 CORP N                   CL A NEW     15133V208  $10,004  1,603,143  SH             SOLE               1,603,143
TRW AUTOMOTIVE HLDGS
 CORP                       COM        87264S106 $732,819 46,060,285  SH             SOLE              46,060,285